Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
2016	$ 61	$ 60
2017	54	51
2018	48	46
2019	45	43
2020	$ 44	$ 42